Supplemental Consolidating Financial Information	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Consolidating Financial Information

Note 20 Supplemental Consolidating Financial Information

On April 5, 2011, Intelsat Jackson completed an offering of $2.65 billion aggregate principal amount of the New Jackson Notes. The New Jackson Notes are fully and unconditionally guaranteed, jointly and severally, by Intelsat S.A., Intelsat Holdings, Intelsat Investment Holdings S.à r.l. and Intelsat Investments (collectively, the “Parent Guarantors”); Intelsat Luxembourg and certain wholly-owned subsidiaries of Intelsat Jackson (the “Subsidiary Guarantors”).

On April 26, 2012, Intelsat Jackson completed an offering of $1.2 billion aggregate principal amount of the 2020 Jackson Notes, which are fully and unconditionally guaranteed, jointly and severally, by the Parent Guarantors, Intelsat Luxembourg, ICF and the Subsidiary Guarantors.

Separate financial statements of the Parent Guarantors, Intelsat Luxembourg, ICF, Intelsat Jackson and the Subsidiary Guarantors are not presented because management believes that such financial statements would not be material to investors. Investments in Intelsat Jackson’s subsidiaries in the following condensed consolidating financial information are accounted for under the equity method of accounting. Consolidating adjustments include the following:

•	elimination of investment in subsidiaries;

•	elimination of intercompany accounts;

•	elimination of intercompany sales between guarantor and non-guarantor subsidiaries; and

•	elimination of equity in earnings (losses) of subsidiaries.

We had other comprehensive loss of $52.1 million for the year ended December 31, 2014, and other comprehensive income of $34.1 million and $2.1 million for the years ended December 31, 2015 and 2016, respectively. Other comprehensive income (loss) is fully attributable to the Subsidiary Guarantors, which are also consolidated within Intelsat Jackson.

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2016

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Connect Finance	Intelsat Jackson	Jackson Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$552	$59,752	$29,985	$495,225	$414,339	$80,510	$(414,339)	$666,024
Receivables, net of allowance	2	—	—	151,345	151,322	51,689	(151,322)	203,036
Prepaid expenses and other current assets	882	3	—	48,320	48,263	6,703	(48,263)	55,908
Intercompany receivables	—	—	8,867	557,959	—	302,118	(868,944)	—

Total current assets	$1,436	$59,755	$38,852	$1,252,849	$613,924	$441,020	$(1,482,868)	$924,968
Satellites and other property and equipment, net	—	—	—	6,096,459	6,096,459	89,383	(6,096,459)	6,185,842
Goodwill	—	—	—	2,620,627	2,620,627	—	(2,620,627)	2,620,627
Non-amortizable intangible assets	—	—	—	2,452,900	2,452,900	—	(2,452,900)	2,452,900
Amortizable intangible assets, net	—	—	—	391,838	391,838	—	(391,838)	391,838
Investment in affiliates	(3,086,095)	(23,113)	(651,909)	184,804	184,804	—	3,391,509	—
Other assets	169	—	681,910	303,623	303,623	62,123	(985,614)	365,834

Total assets	$(3,084,490)	$36,642	$68,853	$13,303,100	$12,664,175	$592,526	$(10,638,797)	$12,942,009

LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Accounts payable and accrued liabilities	$23,153	$—	$10,830	$221,564	$218,897	$27,351	$(218,897)	$282,898
Accrued interest payable	—	13,158	2,287	189,395	3,146	—	(3,146)	204,840
Deferred satellite performance incentives	—	—	—	23,455	23,455	—	(23,455)	23,455
Other current liabilities	—	—	—	219,389	219,389	3,081	(219,389)	222,470
Intercompany payables	502,355	366,589	—	—	2,183,616	—	(3,052,560)	—

Total current liabilities	525,508	379,747	13,117	653,803	2,648,503	30,432	(3,517,447)	733,663
Long-term debt, net of current portion	—	3,467,902	434,627	11,702,378	—	—	(1,406,823)	14,198,084
Deferred satellite performance incentives, net of current portion	—	—	—	210,706	210,706	—	(210,706)	210,706
Deferred revenue, net of current portion	—	—	—	906,521	906,521	223	(906,521)	906,744
Deferred income taxes	—	—	—	156,081	156,081	12,444	(156,161)	168,445
Accrued retirement benefits	—	—	—	186,086	186,086	198	(186,086)	186,284
Other long-term liabilities	—	—	1,554	139,434	139,434	7,093	(139,434)	148,081
Shareholders’ equity (deficit):
Common shares	1,180	7,202	—	200	5,558,066	24	(5,565,492)	1,180
Other shareholders’ equity (deficit)	(3,611,178)	(3,818,209)	(380,445)	(652,109)	2,858,778	542,112	1,449,873	(3,611,178)

Total liabilities and shareholders’ equity	$(3,084,490)	$36,642	$68,853	$13,303,100	$12,664,175	$592,526	$(10,638,797)	$12,942,009

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2015

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$16,941	$760	$109,959	$89,641	$43,881	$(89,641)	$171,541
Receivables, net of allowance	—	—	173,869	173,638	58,906	(173,638)	232,775
Prepaid expenses and other current assets	919	—	28,633	28,593	6,680	(29,041)	35,784
Intercompany receivables	—	116,396	49,539	—	323,173	(489,108)	—

Total current assets	17,860	117,156	362,000	291,872	432,640	(781,428)	440,100
Satellites and other property and equipment, net	—	—	5,897,103	5,897,103	91,214	(5,897,103)	5,988,317
Goodwill	—	—	2,620,627	2,620,627	—	(2,620,627)	2,620,627
Non-amortizable intangible assets	—	—	2,452,900	2,452,900	—	(2,452,900)	2,452,900
Amortizable intangible assets, net	—	—	440,330	440,330	—	(440,330)	440,330
Investment in affiliates	(4,120,570)	(769,452)	139,983	139,983	—	4,610,056	—
Other assets	87	—	278,771	278,771	32,458	(278,771)	311,316

Total assets	$(4,102,623)	$(652,296)	$12,191,714	$12,121,586	$556,312	$(7,861,103)	$12,253,590

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$28,622	$10	$154,247	$154,861	$29,053	$(155,309)	$211,484
Accrued interest payable	—	22,360	139,133	1,964	—	(1,964)	161,493
Deferred satellite performance incentives	—	—	19,411	19,411	—	(19,411)	19,411
Other current liabilities	—	—	168,261	166,248	3,793	(166,248)	172,054
Intercompany payables	489,108	—	—	2,038,908	—	(2,528,016)	—

Total current liabilities	517,730	22,370	481,052	2,381,392	32,846	(2,870,948)	564,442
Long-term debt, net of current portion	—	3,442,462	11,168,917	—	—	—	14,611,379
Deferred satellite performance incentives, net of current portion	—	—	162,177	162,177	—	(162,177)	162,177
Deferred revenue, net of current portion	—	—	1,010,019	1,010,019	223	(1,010,019)	1,010,242
Deferred income taxes	—	—	150,283	150,283	10,519	(150,283)	160,802
Accrued retirement benefits	—	—	195,170	195,170	215	(195,170)	195,385
Other long-term liabilities	—	—	161,420	161,420	8,096	(161,420)	169,516
Shareholders’ equity (deficit):
Common shares	1,076	7,202	3,114,981	5,558,066	24	(8,680,273)	1,076
Preferred shares	35	—	—	—	—	—	35
Other shareholders’ equity (deficit)	(4,621,464)	(4,124,330)	(4,252,305)	2,503,059	504,389	5,369,187	(4,621,464)

Total liabilities and shareholders’ equity	$(4,102,623)	$(652,296)	$12,191,714	$12,121,586	$556,312	$(7,861,103)	$12,253,590

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2016

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Connect Finance	Intelsat Jackson	Jackson Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$2,952	$—	$—	$1,999,114	$1,999,129	$562,372	$(2,375,520)	$2,188,047
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)	—	—	—	264,587	264,587	452,899	(640,926)	341,147
Selling, general and administrative	7,884	168	61	140,952	137,488	79,083	(134,239)	231,397
Depreciation and amortization	—	—	—	676,542	676,542	18,349	(676,542)	694,891

Total operating expenses	7,884	168	61	1,082,081	1,078,617	550,331	(1,451,707)	1,267,435

Income (loss) from operations	(4,932)	(168)	(61)	917,033	920,512	12,041	(923,813)	920,612
Interest expense (income), net	13,596	272,791	8	661,671	183,931	(9,505)	(183,991)	938,501
Gain on early extinguishment of debt	—	—	—	350,962	—	—	679,130	1,030,092
Subsidiary income	1,008,614	605,685	597,995	9,869	9,869	—	(2,232,032)	—
Other income (expense), net	(4)	—	—	(5,909)	1,812	3,808	(1,812)	(2,105)

Income before income taxes	990,082	332,726	597,926	610,284	748,262	25,354	(2,294,536)	1,010,098
Provision for (benefit from) income taxes	(115)	—	—	12,290	12,290	3,811	(12,290)	15,986

Net income	990,197	332,726	597,926	597,994	735,972	21,543	(2,282,246)	994,112
Net income attributable to noncontrolling interest	—	—	—	—	—	(3,915)	—	(3,915)

Net income attributable to Intelsat S.A.	$990,197	$332,726	$597,926	$597,994	$735,972	$17,628	$(2,282,246)	$990,197

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2015

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$2,160,235	$2,160,251	$554,831	$(2,522,796)	$2,352,521

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	241,603	241,603	449,274	(603,979)	328,501
Selling, general and administrative	7,912	193	126,331	125,494	65,143	(125,661)	199,412
Impairment of goodwill and other intangibles	—	—	4,165,400	4,165,400	—	(4,165,400)	4,165,400
Depreciation and amortization	—	—	654,784	654,784	32,945	(654,784)	687,729

Total operating expenses	7,912	193	5,188,118	5,187,281	547,362	(5,549,824)	5,381,042

Income (loss) from operations	(7,912)	(193)	(3,027,883)	(3,027,030)	7,469	3,027,028	(3,028,521)
Interest expense (income), net	10,723	274,451	613,162	36,059	(8,057)	(36,059)	890,279
Gain on early extinguishment of debt	—	7,061	—	—	—	—	7,061
Subsidiary income (loss)	(3,904,747)	(3,614,952)	11,983	11,983	—	7,495,733	—
Other income (expense), net	—	—	4,367	(5,136)	(10,568)	5,136	(6,201)

Income (loss) before income taxes	(3,923,382)	(3,882,535)	(3,624,695)	(3,056,242)	4,958	10,563,956	(3,917,940)
Provision for (benefit from) income taxes	3	—	(1,871)	(1,885)	3,381	1,885	1,513

Net income (loss)	(3,923,385)	(3,882,535)	(3,622,824)	(3,054,357)	1,577	10,562,071	(3,919,453)
Net income attributable to noncontrolling interest	—	—	—	—	(3,934)	—	(3,934)

Net income (loss) attributable to Intelsat S.A.	(3,923,385)	(3,882,535)	(3,622,824)	(3,054,357)	(2,357)	10,562,071	(3,923,387)

Cumulative preferred dividends	(9,919)	—	—	—	—	—	(9,919)

Net income (loss) attributable to common shareholders	$(3,933,304)	$(3,882,535)	$(3,622,824)	$(3,054,357)	$(2,357)	$10,562,071	$(3,933,306)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2014

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$2,281,331	$2,281,348	$592,317	$(2,682,610)	$2,472,386

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	257,999	257,999	491,460	(659,110)	348,348
Selling, general and administrative	7,547	139	132,379	131,874	57,493	(132,025)	197,407
Depreciation and amortization	—	—	644,597	644,597	34,754	(644,597)	679,351

Total operating expenses	7,547	139	1,034,975	1,034,470	583,707	(1,435,732)	1,225,106

Income (loss) from operations	(7,547)	(139)	1,246,356	1,246,878	8,610	(1,246,878)	1,247,280
Interest expense, net	10,153	274,253	660,763	6,605	(382)	(6,605)	944,787
Loss on early extinguishment of debt	—	—	(40,423)	—	—	—	(40,423)
Subsidiary income	250,281	545,402	14,729	14,729	—	(825,141)	—
Other income (expense), net	2	—	2,864	2,770	(5,461)	(2,768)	(2,593)

Income before income taxes	232,583	271,010	562,763	1,257,772	3,531	(2,068,182)	259,477
Provision for income taxes	53	—	17,361	17,268	5,557	(17,268)	22,971

Net income (loss)	232,530	271,010	545,402	1,240,504	(2,026)	(2,050,914)	236,506
Net income attributable to noncontrolling interest	—	—	—	—	(3,974)	—	(3,974)

Net income (loss) attributable to Intelsat S.A.	232,530	271,010	545,402	1,240,504	(6,000)	(2,050,914)	232,532

Cumulative preferred dividends	(9,917)	—	—	—	—	—	(9,917)

Net income (loss) attributable to common shareholders	$222,613	$271,010	$545,402	$1,240,504	$(6,000)	$(2,050,914)	$222,615

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2016

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Connect Finance	Intelsat Jackson	Jackson Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(10,234)	$89,342	$4,764	$917,923	$1,506,746	$(314,986)	$(1,510,049)	$683,506

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	—	(699,213)	(699,213)	(15,357)	699,213	(714,570)
Repayment from intercompany loans	4,895	—	—	—	—	359,237	(364,132)	—
Investment in subsidiaries	(6,087)	(300,050)	—	(30,655)	(10,955)	—	347,747	—
Dividend from affiliates	—	269,700	—	8,980	8,980	—	(287,660)	—
Purchase of cost method investment	—	—	—	(4,000)	(4,000)	—	4,000	(4,000)
Capital contributions to unconsolidated affiliates	—	—	—	—	—	(10,340)	—	(10,340)
Other investing activities	—	—	—	—	—	(1,679)	—	(1,679)

Net cash provided by (used in) investing activities	(1,192)	(30,350)	—	(724,888)	(705,188)	331,861	399,168	(730,589)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	—	—	—	1,250,000	—	—	—	1,250,000
Repayments of long-term debt	—	—	—	(328,944)	—	—	—	(328,944)
Disbursements for intercompany loans	—	—	—	(364,132)	(12,438)	—	376,570	—
Payment of premium on early extinguishment of debt	—	—	—	(32)	—	—	—	(32)
Debt issuance costs	—	—	(15,562)	(26,133)	—	—	3,302	(38,393)
Payments on tender, debt exchange and consent transaction	—	—	(259,267)	(34,009)	—	—	—	(293,276)
Dividends paid to preferred shareholders	(4,959)	—	—	—	—	—	—	(4,959)
Other payments for satellites	—	—	—	(18,333)	(18,333)	—	18,333	(18,333)
Capital contribution from parent	—	—	300,050	—	96,658	36,742	(433,450)	—
Dividends to shareholders	—	—	—	(269,700)	(524,327)	(8,980)	803,007	—
Principal payments on deferred satellite performance incentives	—	—	—	(17,429)	(17,429)	—	17,429	(17,429)
Dividends paid to noncontrolling interest	—	—	—	—	—	(8,980)	—	(8,980)
Other financing activities	—	—	—	1,942	—	—	—	1,942

Net cash provided by (used in) financing activities	(4,959)	—	25,221	193,230	(475,869)	18,782	785,191	541,596

Effect of exchange rate changes on cash and cash equivalents	(4)	—	—	(999)	(991)	972	992	(30)

Net change in cash and cash equivalents	(16,389)	58,992	29,985	385,266	324,698	36,629	(324,698)	494,483
Cash and cash equivalents, beginning of period	16,941	760	—	109,959	89,641	43,881	(89,641)	171,541

Cash and cash equivalents, end of period	$552	$59,752	$29,985	$495,225	$414,339	$80,510	$(414,339)	$666,024

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2015

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$724	$(251,879)	$1,138,747	$1,629,412	$22,438	$(1,629,411)	$910,031

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(720,273)	(720,273)	(4,089)	720,273	(724,362)
Repayment from (disbursements for) intercompany loans	9,538	—	2,064	2,064	(346,799)	333,133	—
Investment in subsidiaries	(7,355)	(610,000)	(198)	(40,444)	—	657,997	—
Dividend from affiliates	19,000	898,400	28,423	28,423	—	(974,246)	—
Purchase of cost method investment	—	—	(25,000)	(25,000)	—	25,000	(25,000)
Other investing activities	—	—	432	432	(424)	(432)	8

Net cash provided by (used in) investing activities	21,183	288,400	(714,552)	(754,798)	(351,312)	761,725	(749,354)

Cash flows from financing activities:
Repayments of long-term debt	—	(17,829)	(479,000)	—	—	—	(496,829)
Proceeds from drawdown of long-term debt	—	—	430,000	—	—	—	430,000
Proceeds from (repayment of) intercompany borrowing	(1,430)	—	337,261	—	(634)	(335,197)	—
Dividends paid to preferred shareholders	(9,919)	—	—	—	—	—	(9,919)
Capital contribution from parent	—	—	250,000	86,316	367,553	(703,869)	—
Dividends to shareholders	—	(19,000)	(898,400)	(916,697)	(28,423)	1,862,520	—
Principal payments on deferred satellite performance incentives	—	—	(18,405)	(18,405)	(1,163)	18,405	(19,568)
Dividends paid to noncontrolling interest	—	—	—	—	(8,423)	—	(8,423)
Other financing activities	154	—	1,600	1,600	—	(1,601)	1,753

Net cash provided by (used in) financing activities	(11,195)	(36,829)	(376,944)	(847,186)	328,910	840,258	(102,986)

Effect of exchange rate changes on cash and cash equivalents	—	—	(925)	(931)	(8,372)	931	(9,297)

Net change in cash and cash equivalents	10,712	(308)	46,326	26,497	(8,336)	(26,497)	48,394
Cash and cash equivalents, beginning of period	6,229	1,068	63,633	63,144	52,217	(63,144)	123,147

Cash and cash equivalents, end of period	$16,941	$760	$109,959	$89,641	$43,881	$(89,641)	$171,541

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2014

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(1,366)	$(270,171)	$1,253,342	$1,887,340	$64,363	$(1,887,338)	$1,046,170

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(639,603)	(639,603)	(5,821)	639,603	(645,424)
Repayment from (disbursements for) intercompany loans	9,214	—	3,873	3,873	—	(16,960)	—
Investment in subsidiaries	(3,790)	—	(194)	(194)	—	4,178	—
Dividend from affiliates	8,300	279,400	33,943	33,943	—	(355,586)	—
Other investing activities	—	—	174	174	—	(174)	174

Net cash provided by (used in)investing activities	13,724	279,400	(601,807)	(601,807)	(5,821)	271,061	(645,250)

Cash flows from financing activities:
Repayments of long-term debt	—	—	(586,000)	—	(24,418)	—	(610,418)
Payment of premium on early extinguishment of debt	—	—	(21,250)	—	—	—	(21,250)
Proceeds from issuance of long-term debt	—	—	135,000	—	—	—	135,000
Proceeds from (repayment of) intercompany borrowing	(4,233)	—	(9,214)	—	360	13,087	—
Dividends paid to preferred shareholders	(9,919)	—	—	—	—	—	(9,919)
Capital contribution from parent		—	—	103,698	3,984	(107,682)	—
Dividends to shareholders	—	(8,300)	(279,400)	(1,473,781)	(33,943)	1,795,424	—
Principal payments on deferred satellite performance incentives	—	—	(18,705)	(18,705)	(1,069)	18,705	(19,774)
Capital contribution from noncontrolling interest	—	—	—	—	12,209	—	12,209
Dividends paid to noncontrolling interest	—	—	—	—	(8,744)	—	(8,744)
Other financing activities	4,231	—	(338)	(338)	—	338	3,893

Net cash provided by (used in) financing activities	(9,921)	(8,300)	(779,907)	(1,389,126)	(51,621)	1,719,872	(519,003)

Effect of exchange rate changes on cash and cash equivalents	—	—	(1,085)	(1,063)	(5,473)	1,061	(6,560)

Net change in cash and cash equivalents	2,437	929	(129,457)	(104,656)	1,448	104,656	(124,643)
Cash and cash equivalents, beginning of period	3,792	139	193,090	167,800	50,769	(167,800)	247,790

Cash and cash equivalents, end of period	$6,229	$1,068	$63,633	$63,144	$52,217	$(63,144)	$123,147

(Certain totals may not add due to the effects of rounding)